5. Loans and amounts due from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Amounts Due From Credit Institutions Classification [Abstract]
Financial Assets Measured At Amortized Cost		R$ 112,849,776	R$ 109,233,128	R$ 91,859,759
Of which:
Loans and amounts due from credit institutions, gross		112,858,840	109,246,671	91,873,320
Impairment losses (note 9.c)		(9,064)	(13,543)	(13,561)
Loans and amounts due from credit institutions		112,849,776	109,233,128	91,859,759
Loans and amounts due from credit institutions, gross		112,858,840	109,247,248	91,873,320
Type:
Time deposits		63,673,689	66,908,232	66,908,232
Reverse repurchase agreements	[1],[2]	699,034	100,246	100,246
Escrow deposits		10,773,280	11,424,537	11,424,537
Other accounts		37,712,838	30,814,233	30,814,233
Total		R$ 112,858,840	R$ 109,247,248	R$ 109,247,248

[1]	Guaranteed by debt instruments.
[2]	Includes R$ 699,034 of short-term transactions with a low risk of change in value, considered cash equivalents.